SIGNIFICANT ACCOUNTING POLICIES, Basic and Diluted Earnings Per Share (Details) - ARS ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [Abstract]
Net income attributable to owners of the Company		$ 32,317,790	$ 40,772,306	$ 9,662,187
Average number of outstanding shares (in shares)	[1],[2]	752,761,058	752,761,058	762,371,755
Basic earnings per share (in pesos per share)		$ 42.93	$ 54.16	$ 12.68
Diluted earnings per share (in pesos per share)		$ 42.93	$ 54.16	$ 12.68

[1]	The weighted average number of shares considers the effect of the weighted average of the changes originated in the transactions with the treasury shares made during the year.
[2]	The weighted average of the number of shares considers the effect of the weighted average of the changes originated in the transactions with treasury shares made during the year.